Shareholder Report, Holdings (Details) - IPS Strategic Capital Absolute Return Fund | Institutional Class	Aug. 31, 2025
Options - Net
Holdings [Line Items]
Percent of Net Asset Value	72.52%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.08%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	7.40%